Financing Liabilities - The Changes in Liabilities Arising from Financing Activities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		¥ 8,459,950	¥ 8,004,531	¥ 7,811,341
Cash flows from financing activities		(1,046,886)	(311,323)	(96,734)
Cash flows from operating activities		(8,641)	(1,296)	(5,446)
Non-cash changes, Acquisitions		79,202	84,413	67,716
Non-cash changes, Changes in foreign currency exchange rates		494,202	614,998	280,543
Non-cash changes, Changes in fair value		85,721	67,396	(38,946)
Non-cash changes, Other		(17,146)	1,231	(13,943)
Changes in liabilities arising from financing activities, ending balance		8,046,402	8,459,950	8,004,531
Short-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		906,543	1,299,347	1,424,667
Cash flows from financing activities		442,534	(472,420)	(179,512)
Cash flows from operating activities
Non-cash changes, Acquisitions
Non-cash changes, Changes in foreign currency exchange rates		27,055	78,863	55,337
Non-cash changes, Changes in fair value
Non-cash changes, Other		(10,357)	753	(1,145)
Changes in liabilities arising from financing activities, ending balance		1,365,775	906,543	1,299,347
Long-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		7,196,013	6,421,638	6,045,019
Cash flows from financing activities		(1,356,965)	238,060	149,807
Cash flows from operating activities
Non-cash changes, Acquisitions
Non-cash changes, Changes in foreign currency exchange rates		459,754	526,822	222,565
Non-cash changes, Changes in fair value
Non-cash changes, Other		591	9,493	4,247
Changes in liabilities arising from financing activities, ending balance		6,299,393	7,196,013	6,421,638
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		318,758	317,429	330,040
Cash flows from financing activities		(78,297)	(80,165)	(67,628)
Cash flows from operating activities
Non-cash changes, Acquisitions		79,202	84,413	67,716
Non-cash changes, Changes in foreign currency exchange rates		3,675	6,096	4,346
Non-cash changes, Changes in fair value
Non-cash changes, Other		(7,380)	(9,015)	(17,045)
Changes in liabilities arising from financing activities, ending balance		315,958	318,758	317,429
Derivative financial liabilities (assets) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	[1]	38,636	(33,883)	11,615
Cash flows from financing activities	[1]	(54,158)	3,202	599
Cash flows from operating activities	[1]	(8,641)	(1,296)	(5,446)
Non-cash changes, Acquisitions	[1]
Non-cash changes, Changes in foreign currency exchange rates	[1]	3,718	3,217	(1,705)
Non-cash changes, Changes in fair value	[1]	85,721	67,396	(38,946)
Non-cash changes, Other	[1]
Changes in liabilities arising from financing activities, ending balance	[1]	¥ 65,276	¥ 38,636	¥ (33,883)

[1]	Derivative financial liabilities (assets) are held by the Company and its finance subsidiaries to hedge foreign currency risk for principals and interests payment of long-term financing liabilities. The cash flows related to repayments of principals are included in cash flows from financing activities, while the cash flows related to interest paid are included in cash flows from operating activities.